Stock-Based Compensation (Components Of SBP And ESUP) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
SBP 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee contributions	$ 3.3
Less diversified contributions	0.7
Total employee stock contributions	2.6
Employer premium contribution to diversified investment accounts
Shares purchased by employees	0.1
Shares of company match	0.1
ESUP 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee contributions	4.0
Less diversified contributions	4.0
Total employee stock contributions	0
Employer premium contribution to diversified investment accounts	$ 0.7